Average Annual Total Returns - FIMMFunds-InstitutionalComboPRO - FIMMFunds-InstitutionalComboPRO - Fidelity Investments Money Market Treasury Only Portfolio - Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class - Return Before Taxes
	May 30, 2023
Average Annual Return:
Past 1 year	1.47%
Past 5 years	1.14%
Since Inception	0.77%	[1]

[1]	A From May 14, 2014